Segment Information (Details) $ in Thousands	12 Months Ended
	May. 31, 2015 USD ($) segment	May. 31, 2014 USD ($)	May. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3
Processing system intrusion charge (credit) | $	$ 0	$ (7,000)	$ 36,775
Number of Operating Segments | segment	6
Sales Revenue, Net | Geographic Concentration Risk | United States
Segment Reporting Information [Line Items]
Entity-Wide Disclosure on Geographic Areas, Basis for Attributing Revenue to Countries	60.00%	58.00%	59.00%
Sales Revenue, Net | Geographic Concentration Risk | Canada
Segment Reporting Information [Line Items]
Entity-Wide Disclosure on Geographic Areas, Basis for Attributing Revenue to Countries	11.00%	13.00%	13.00%
Sales Revenue, Net | Geographic Concentration Risk | United Kingdom
Segment Reporting Information [Line Items]
Entity-Wide Disclosure on Geographic Areas, Basis for Attributing Revenue to Countries	13.00%	13.00%	12.00%
Operating Segments [Member] | International merchant services | Europe
Segment Reporting Information [Line Items]
Income from Sale of Component | $	$ 2,900